Columbia Oregon Intermediate Municipal Bond Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.3%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.900%	1,000,000	1,000,000
Total Floating Rate Notes (Cost $1,000,000)			1,000,000

Municipal Bonds 98.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.1%
Port of Portland(c)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,956,423
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,767,058
07/01/2036	5.000%	650,000	680,991
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,270,356
Series 2024-30
07/01/2042	5.250%	4,000,000	4,318,181
Total			14,993,009
Charter Schools 0.3%
Oregon State Facilities Authority(d)
Refunding Revenue Bonds
Redmond Proficiency Academy Project
Series 2025
06/15/2035	4.625%	270,000	275,606
06/15/2045	5.500%	475,000	476,016
Total			751,622
Higher Education 1.2%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	550,399
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pacific University
Series 2022
05/01/2037	4.000%	635,000	601,993
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	513,016
Oregon State University
Refunding Revenue Bonds
Series 2025C
04/01/2045	5.000%	1,620,000	1,753,153
Total			3,418,561
Hospital 12.1%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	268,413
09/01/2030	5.000%	830,000	840,146
09/01/2031	5.000%	500,000	505,809
09/01/2032	5.000%	270,000	273,062
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,300,845
08/15/2037	5.000%	2,900,000	3,075,862
08/15/2039	4.000%	1,100,000	1,083,793
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,584,973
Series 2019A
07/01/2032	5.000%	5,175,000	5,620,167
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,364,460
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,088,702
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,614,390
06/01/2034	5.000%	3,185,000	3,212,449

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,010,954
05/15/2030	5.000%	1,000,000	1,010,680
05/15/2031	5.000%	1,025,000	1,035,500
05/15/2041	4.000%	2,500,000	2,447,171
Series 2019
05/15/2037	5.000%	2,305,000	2,415,940
Total			35,753,316
Local General Obligation 30.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	522,142
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Bonds
Series 2018B
06/15/2035	5.000%	2,500,000	2,628,616
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,000,489
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	1,000,000	999,981
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	543,320
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	1,746,074
City of Bend
Limited General Obligation Bonds
Series 2024
06/01/2041	5.000%	1,765,000	1,949,835
06/01/2043	5.000%	1,580,000	1,711,346
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2027	5.000%	1,715,000	1,716,732
City of Redmond(c)
Limited General Obligation Bonds
Airport Expansion Projects
Series 2025
06/01/2043	5.250%	1,000,000	1,059,165
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Salem
Unlimited General Obligation Bonds
Series 2023B
06/01/2039	5.000%	2,500,000	2,770,848
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,036,478
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	620,130
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	291,865
06/15/2029	5.000%	435,000	471,867
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	778,649
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,615,471
Clackamas County School District No. 35 Molalla River
Unlimited General Obligation Bonds
Series 2024B
06/15/2041	5.000%	800,000	883,117
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,650,000	1,765,890
Clatsop County School District No. 30 Warrenton-Hammond(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	689,058
Columbia County School District No. 502(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	224,475
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	526,128
06/15/2035	5.000%	1,000,000	1,049,385
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	665,661
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,576,075
Series 2020
06/15/2029	5.000%	550,000	596,613
06/15/2038	4.000%	2,500,000	2,533,302
Jackson County School District No. 4(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	736,057
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,197,477
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,169,925
Lane Community College
Unlimited General Obligation Bonds
Series 2020A
06/15/2037	4.000%	2,000,000	2,042,765
Lane County School District No. 1 Pleasant Hill(f)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,583,812
Lane County School District No. 19 Springfield(f)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,946,047
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2028	0.000%	1,480,000	1,368,894
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,668,820
Lincoln County School District(f)
Unlimited General Obligation Bonds
Series 2025
06/15/2036	0.000%	800,000	871,963
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,036,850
06/15/2035	5.000%	2,480,000	2,554,277
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,055,474
06/15/2033	5.000%	240,000	252,914
Metro
Unlimited General Obligation Bonds
Series 2025
06/01/2038	5.000%	3,000,000	3,478,363
Mount Hood Community College District
Unlimited General Obligation Bonds
Series 2025
06/15/2034	5.000%	3,000,000	3,515,519
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,940,239
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,107,652
Oregon City School District No. 62
Unlimited General Obligation Bonds
Series 2025B
06/15/2043	5.000%	1,000,000	1,086,387
Oregon Coast Community College District(f)
Unlimited General Obligation Bonds
Series 2024
06/15/2041	0.000%	400,000	441,870
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2028	4.000%	1,000,000	1,000,429
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,013,504
Series 2023
06/15/2038	5.000%	1,000,000	1,117,183
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,124,264

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,020,836
Series 2020B
06/15/2033	5.000%	1,450,000	1,597,105
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Bonds
Series 2025
06/15/2040	5.000%	2,210,000	2,489,820
Washington & Multnomah Counties School District No. 48J Beaverton(f)
Unlimited General Obligation Bonds
Series 2025A
06/15/2038	0.000%	2,435,000	1,479,139
Washington Clackamas & Yamhill Counties School District No. 88J(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,175,575
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,661,478
Total			89,707,350
Multi-Family 2.0%
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2036	5.000%	1,000,000	964,308
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	5,000,000	5,082,438
Total			6,046,746
Municipal Power 4.0%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	350,398
12/01/2034	5.000%	400,000	400,423
12/01/2035	5.000%	410,000	410,388
12/01/2036	5.000%	440,000	440,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2024
08/01/2040	5.000%	525,000	586,238
08/01/2041	5.000%	500,000	552,717
08/01/2042	5.000%	650,000	712,334
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	551,784
08/01/2030	5.000%	420,000	436,313
08/01/2031	5.000%	450,000	466,464
08/01/2032	5.000%	250,000	258,412
Emerald Peoples Utility District
Revenue Bonds
Series 2025
06/01/2042	5.000%	3,245,000	3,556,881
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,485,339
12/01/2036	5.000%	1,545,000	1,566,364
Total			11,774,405
Other Bond Issue 0.4%
Oregon State Facilities Authority
Revenue Bonds
Southern Oregon Goodwill Project
Series 2025
12/01/2040	5.000%	420,000	426,527
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	626,057
Total			1,052,584
Pool / Bond Bank 0.6%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	810,000	812,583
01/01/2029	5.000%	1,070,000	1,073,359
Total			1,885,942
Ports 0.9%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,255,398
12/01/2035	4.000%	1,290,000	1,286,239
Total			2,541,637
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 3.6%
Oregon State Bond Bank
Prerefunded 01/01/26 Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	40,000	40,130
01/01/2029	5.000%	50,000	50,163
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	255,374
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,108,969
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,010,897
09/01/2032	4.000%	1,250,000	1,263,621
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,625,343
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	573,881
09/01/2035	5.000%	800,000	834,735
Total			10,763,113
Retirement Communities 1.1%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	220,985
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	327,699
12/01/2036	5.000%	900,000	902,714
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	747,887
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	564,062
05/15/2038	5.000%	500,000	507,077
Total			3,270,424
Single Family 3.0%
State of Oregon Housing & Community Services Department
Refunding Revenue Bonds
Single-Family Mortgage Program
Series 2024
01/01/2036	4.050%	995,000	1,034,836
07/01/2036	4.050%	1,240,000	1,286,786
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,475,110
Series 2020A
07/01/2028	1.700%	1,040,000	985,468
01/01/2029	1.750%	1,010,000	947,058
Series 2020C
07/01/2035	2.000%	2,000,000	1,704,116
Single-Family Mortgage Program
Series 2021A
07/01/2027	0.950%	1,015,000	964,791
01/01/2029	1.200%	250,000	230,374
01/01/2030	1.450%	375,000	346,018
Total			8,974,557
Special Non Property Tax 11.3%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	449,282
06/15/2031	5.000%	725,000	747,990
06/15/2032	5.000%	780,000	803,362
Oregon State Lottery
Refunding Revenue Bonds
Series 2025A
04/01/2034	5.000%	1,000,000	1,172,254
Revenue Bonds
Series 2017A
04/01/2035	5.000%	1,785,000	1,831,240
Series 2019A
04/01/2036	5.000%	1,000,000	1,069,999
Series 2022A
04/01/2035	5.000%	2,250,000	2,539,077

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023A
04/01/2039	5.000%	2,000,000	2,217,918
04/01/2040	5.000%	1,145,000	1,258,231
Series 2024A
04/01/2041	5.000%	2,000,000	2,201,767
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	2,000,000	2,049,411
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,145,765
11/15/2038	5.000%	1,020,000	1,084,778
Revenue Bonds
Series 2022A
11/15/2040	5.000%	2,000,000	2,191,082
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,255,536
Subordinated Series 2023A
11/15/2039	5.000%	2,000,000	2,222,164
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,602,339
09/01/2038	5.000%	1,000,000	1,063,923
09/01/2039	4.000%	1,460,000	1,487,100
Total			33,393,218
State General Obligation 6.2%
State of Oregon
Limited General Obligation Bonds
Article XI-Q State Projects
Series 2023
11/01/2040	5.000%	2,060,000	2,285,650
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	510,255
12/01/2031	2.000%	450,000	408,934
Unlimited General Obligation Bonds
Article XI - Q State Projects
Series 2017A
05/01/2026	5.000%	1,250,000	1,263,904
Series 2023
05/01/2040	5.000%	2,000,000	2,203,998
Series 2019
06/01/2038	5.000%	3,000,000	3,179,457
Series 2019G
08/01/2033	5.000%	1,320,000	1,429,861
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023G
08/01/2041	5.000%	2,320,000	2,545,244
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	761,254
Series 2016A
08/01/2031	3.500%	500,000	502,482
08/01/2032	3.500%	500,000	502,281
Unlimited General Obligation Refunding Bonds
Series 2025
05/01/2034	5.000%	500,000	588,235
08/01/2034	5.000%	850,000	1,002,191
State of Oregon(h)
Unlimited General Obligation Bonds
Series 2025K
11/01/2037	5.000%	950,000	1,103,716
Total			18,287,462
Transportation 3.7%
State of Oregon Department of Transportation
Revenue Bonds
Second Lien - GARVEE Program (The)
Series 2024
05/15/2038	5.000%	1,000,000	1,134,171
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,257,777
10/01/2027	5.000%	1,485,000	1,546,700
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,080,001
Total			11,018,649
Water & Sewer 12.2%
City of Beaverton
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,174,081
Series 2024
04/01/2040	5.000%	2,070,000	2,314,556
City of Bend
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,482,680
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	504,412
Revenue Bonds
Series 2023
08/01/2040	5.000%	190,000	210,085
08/01/2041	5.000%	525,000	576,344
City of Portland Sewer System
Refunding Revenue Bonds
2nd Lien
Subordinated Series 2023A
12/01/2041	5.000%	2,000,000	2,184,208
12/01/2042	5.000%	5,000,000	5,401,274
12/01/2043	5.000%	1,085,000	1,163,204
Subordinated Series 2025A
10/01/2039	5.000%	2,000,000	2,265,042
10/01/2041	5.000%	1,250,000	1,386,752
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,378,693
Second Lien
Subordinated Series 2024A
05/01/2038	5.000%	1,500,000	1,702,177
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2027	4.000%	270,000	274,645
City of Tigard Water
Refunding Revenue Bonds
Series 2025 (BAM)
08/01/2043	5.000%	1,000,000	1,089,854
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medford Water Commission
Revenue Bonds
Series 2024
07/15/2031	5.000%	1,120,000	1,262,684
07/15/2032	5.000%	1,650,000	1,889,841
Tualatin Valley Water District
Revenue Bonds
Series 2023
06/01/2040	5.000%	2,560,000	2,816,485
Series 2024
06/01/2042	5.000%	1,000,000	1,093,896
Total			36,170,913
Total Municipal Bonds (Cost $292,772,666)			289,803,508

Money Market Funds 0.9%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.015%(i)	2,543,755	2,544,010
Total Money Market Funds (Cost $2,543,755)		2,544,010
Total Investments in Securities (Cost: $296,316,421)		293,347,518
Other Assets & Liabilities, Net		2,468,410
Net Assets		295,815,928
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $2,341,987, which represents 0.79% of total net assets.

(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(f)	Zero coupon bond.
(g)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2025, the total value of these securities amounted to $5,735,026, which represents 1.94% of total net assets.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT207_07_R01_(12/25)